SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) (USD $)	1 Months Ended	5 Months Ended	12 Months Ended
	Jun. 30, 2013	May 31, 2013	Dec. 31, 2013	Dec. 31, 2012 employees	Dec. 31, 2011	Dec. 31, 2013 Ship Finance International Limited Share Option Scheme [Member]	Dec. 31, 2012 Ship Finance International Limited Share Option Scheme [Member]	Dec. 31, 2013 US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]	Jan. 31, 2013 US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Stockholders' Equity Note [Abstract]
Options exercised (in shares)		35,000		100,000
Exercised share price (in dollars per share)		$ 5.29		$ 6.85
Premium on stock options exercised		$ 200,000		$ 600,000
Shares issued (in shares)	8,000,000			6,000,000
Proceeds from shares issued	128,700,000			88,900,000
Premium on new shares issued	120,700,000			82,900,000
Amortization of deferred equity contributions			20,200,000	13,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion price (in dollars per share)								$ 19.9814	$ 21.945
Premium of conversion price to share price									33.00%
Total intrinsic value of options exercised during the period			900,000	2,300,000	0	400,000	1,500,000
Number of employees exercising options				2
Debt amount									350,000,000
Equity component of convertible bond issuance, net			$ 20,700,000